Right-of-use Assets - Summary of Evolution of the Group's Right-of-use Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 743	$ 631	$ 541
Increases		216	444	404
Ending balance		537	743	631	$ 541
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		20	16	14
Ending balance		8	20	16	14
Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		66	151	194
Ending balance		51	66	151	194
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		327	199	74
Ending balance		252	327	199	74
Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		47	45	56
Ending balance		35	47	45	56
Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		283	220	203
Ending balance		191	283	220	203
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		216	444	404
Translation effect		(8)	(3)	(19)
Adjustment for inflation	[1]	5	15	11
Decreases, reclassifications and other movements		(81)	(88)	(27)
Right of use assets		2,150	2,018	1,650	1,281
Cost [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases			12	13
Translation effect				(1)
Adjustment for inflation	[1]	0	1
Decreases, reclassifications and other movements		(7)	(1)	(5)
Right of use assets		45	52	40	33
Cost [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		37	16	93
Decreases, reclassifications and other movements		(19)	(15)	(21)
Right of use assets		586	568	567	495
Cost [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		40	219	169
Decreases, reclassifications and other movements		(4)	(59)	(1)
Right of use assets		647	611	451	283
Cost [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases			11	1
Translation effect		(8)	(3)	(18)
Adjustment for inflation	[1]	5	14	11
Decreases, reclassifications and other movements			(2)
Right of use assets		111	114	94	100
Cost [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		139	186	128
Decreases, reclassifications and other movements		(51)	(11)
Right of use assets		761	673	498	370
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	[2]	343	331	288
Translation effect		(6)	(3)	(11)
Adjustment for inflation	[1]	4	11	6
Decreases, reclassifications and other movements		(3)	(83)	(4)
Right of use assets		1,613	1,275	1,019	740
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		6	7	6
Translation effect				(1)
Adjustment for inflation	[1]		1
Decreases, reclassifications and other movements		(1)
Right of use assets		37	32	24	19
Accumulated depreciation [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		35	101	119
Decreases, reclassifications and other movements		(2)	(15)	(4)
Right of use assets		535	502	416	301
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		111	88	43
Decreases, reclassifications and other movements			(56)
Right of use assets		395	284	252	209
Accumulated depreciation [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		11	12	9
Translation effect		(6)	(3)	(10)
Adjustment for inflation	[1]	4	10	6
Decreases, reclassifications and other movements			(1)
Right of use assets		76	67	49	44
Accumulated depreciation [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases		180	123	111
Decreases, reclassifications and other movements			(11)
Right of use assets		$ 570	$ 390	$ 278	$ 167

[1]	Corresponds to the adjustment for inflation of opening balances of right-of-use assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.
[2]	Includes 286, 270 and 220 that were charged to “Depreciation of right-of-use assets” line in the statement of comprehensive income for the years ended December 31, 2025, 2024 and 2023, respectively, (see Note 27), and includes 57, 61 and 68 that were capitalized in “Property, plant and equipment” in the statement of financial position (see Note 8).